Newly Effective and Newly Issued But Not Yet Effective IFRS and IFRIC - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Group revenue	€ 163,943	€ 143,769	€ 144,185